Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,996,000,000
Previously Paid Amount	0
Total Fee Amount	305,587.6
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering (File
No. 333-282807).
The maximum aggregate offering price of that offering is $1,996,000,000.
Net Fee	$ 305,587.6
Narrative - Max Aggregate Offering Price	$ 1,996,000,000
Final Prospectus	true